Shareholder Report, Average Annual Return (Details) DFAL_The Emerging Markets Small Cap Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The Emerging Markets Small Cap Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Emerging Markets Small Cap Series
Average Annual Return, Percent	16.78%	11.49%	8.73%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	7.46%	7.69%